Investment Objectives and Goals - SEI Ang Research Enhanced U.S. Large Cap ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SEI Ang Research Enhanced U.S. Large Cap ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Investment results that, before fees and expenses, track the total return performance of the iSTOXX Ang Research Enhanced U.S. Large Cap Index.